Shareholder Fees - FidelityActiveEquityETFsA-ComboPRO	Nov. 29, 2022 USD ($)
FidelityActiveEquityETFsA-ComboPRO | Fidelity Blue Chip Growth ETF
Shareholder Fees:
(fees paid directly from your investment)	none